DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Revenue [Abstract]
Summary of Deferred Revenue	Deferred revenue consists of the following:
	December 31
(in US$ thousands)	2019	2020
Unused virtual points	$999	$724
Unamortized virtual items	366	226
	$1,365	$950